Stockholders' Equity (Deficit)- Schedule of redeemable convertible preferred stock (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Temporary Equity [Line Items]
Preferred Stock Authorized	53,340,636
Preferred Stock Issued and Outstanding	36,756,498
Carrying Value (in Dollars)	$ 198,195	$ 0
Liquidation Value (in Dollars)	$ 198,195
Common Stock Issuable Upon Conversion	36,756,498
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock Authorized	2,500,000
Preferred Stock Issued and Outstanding	2,500,000
Carrying Value (in Dollars)	$ 9,170
Liquidation Value (in Dollars)	$ 9,170
Common Stock Issuable Upon Conversion	2,500,000
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock Authorized	5,066,637
Preferred Stock Issued and Outstanding	5,066,637
Carrying Value (in Dollars)	$ 15,118
Liquidation Value (in Dollars)	$ 15,118
Common Stock Issuable Upon Conversion	5,066,637
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock Authorized	9,438,744
Preferred Stock Issued and Outstanding	9,438,744
Carrying Value (in Dollars)	$ 20,057
Liquidation Value (in Dollars)	$ 20,057
Common Stock Issuable Upon Conversion	9,438,744
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock Authorized	36,335,255
Preferred Stock Issued and Outstanding	19,751,117
Carrying Value (in Dollars)	$ 153,850
Liquidation Value (in Dollars)	$ 153,850
Common Stock Issuable Upon Conversion	19,751,117